Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 1,707
Gross Unrealized Losses, Less Than 12 Months		99
Fair value, Less Than 12 Months		20,237
Gross Unrealized Losses, 12 Months Or More		33
Fair Value, 12 Months Or More		1,020
Gross Unrealized Losses, Total		132
Fair Value, Total		21,257
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months
Fair value, Less Than 12 Months
Gross Unrealized Losses, 12 Months Or More	1	9
Fair Value, 12 Months Or More	1	45
Gross Unrealized Losses, Total	1	9
Fair Value, Total	1	45
U.S. Government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	771
Held-to-maturity, Fair Value, Less Than 12 Months	14,559
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	57
Held-to-maturity, Fair Value, 12 Months Or More	1,799
Held-to-maturity, Gross Unrealized Losses, Total	828
Held-to-maturity, Fair Value, Total	16,358
Gross Unrealized Losses, Less Than 12 Months	590	43
Fair value, Less Than 12 Months	15,409	15,957
Gross Unrealized Losses, 12 Months Or More	116
Fair Value, 12 Months Or More	1,884
Gross Unrealized Losses, Total	706	43
Fair Value, Total	17,293	15,957
Mortgage-backed securities of government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	879
Held-to-maturity, Fair Value, Less Than 12 Months	20,149
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More
Held-to-maturity, Fair Value, 12 Months Or More
Held-to-maturity, Gross Unrealized Losses, Total	879
Held-to-maturity, Fair Value, Total	20,149
Gross Unrealized Losses, Less Than 12 Months	691	1
Fair value, Less Than 12 Months	29,938	344
Gross Unrealized Losses, 12 Months Or More
Fair Value, 12 Months Or More
Gross Unrealized Losses, Total	691	1
Fair Value, Total	29,938	344
Asset-backed securities of government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		39
Fair value, Less Than 12 Months		1,833
Gross Unrealized Losses, 12 Months Or More
Fair Value, 12 Months Or More
Gross Unrealized Losses, Total		39
Fair Value, Total		1,833
State and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	122	12
Fair value, Less Than 12 Months	3,522	1,737
Gross Unrealized Losses, 12 Months Or More	21
Fair Value, 12 Months Or More	233
Gross Unrealized Losses, Total	143	12
Fair Value, Total	3,755	1,737
Corporate bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	4	4
Fair value, Less Than 12 Months	1,163	366
Gross Unrealized Losses, 12 Months Or More	1	24
Fair Value, 12 Months Or More	499	975
Gross Unrealized Losses, Total	5	28
Fair Value, Total	1,662	1,341
Total debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		99
Fair value, Less Than 12 Months		20,237
Gross Unrealized Losses, 12 Months Or More		24
Fair Value, 12 Months Or More		975
Gross Unrealized Losses, Total		123
Fair Value, Total		21,212
U.S. Treasury security [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	8
Fair value, Less Than 12 Months	997
Gross Unrealized Losses, 12 Months Or More
Fair Value, 12 Months Or More
Gross Unrealized Losses, Total	8
Fair Value, Total	$ 997